LEASE (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 814
2027	1,807
2028	1,801
2029	1,775
2030	784
Total lease payments	6,981
Less - imputed interest	(1,241)
Present value of lease liabilities	$ 5,740